Fidelity®

Target Timeline®

Funds - 2001, 2003

Annual Report

July 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the funds have done over time.
Fund Talk	11	The manager's review of the funds' performance, strategy and outlook.
Target Timeline 2001	14	Investment Changes
	15	Investments
	22	Financial Statements
Target Timeline 2003	26	Investment Changes
	27	Investments
	33	Financial Statements
Notes	37	Notes to the financial statements.
Report of Independent Accountants	41	The auditors' opinion.
Distributions	42

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

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For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The Federal Reserve Board's effort to keep inflation in check without over-cooling the U.S. economy has taken a toll on the stock market. Through July 2000, bellwether equity indexes such as the Dow Jones Industrial Average, NASDAQ and S&P 500® have negative returns for the year. On the other hand, fixed-income markets are enjoying strong performance. Except for high-yield, most bond sectors - corporates, mortgages, Treasuries and agencies - have returned 4%-6% year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Target Timeline 2001

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Target Timeline 2001	4.96%	25.74%
LB Aggregate Bond	5.97%	27.86%
U.S. Treasury Strips (8/15/01 and 11/15/01)	5.24%	25.63%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/01 and 11/15/01, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Target Timeline 2001	4.96%	5.25%
LB Aggregate Bond	5.97%	5.64%
U.S. Treasury Strips (8/15/01 and 11/15/01)	5.24%	5.23%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

Annual Report

Fidelity Target Timeline 2001
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2001 on February 8, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would be $12,574 - a 25.74% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,786 - a 27.86% increase. If $10,000 was put in U.S. Treasury Strips (8/15/01 and 11/15/01), it would be valued at $12,563 - a 25.63% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Target Timeline 2001
Performance - continued

Total Return Components

	Years ended July 31,				February 8, 1996 (commencement of operations) to July 31,
	2000	1999	1998	1997	1996
Dividend returns	6.34%	6.68%	6.95%	7.71%	3.12%
Capital returns	-1.38%	-1.87%	-0.21%	2.55%	-6.00%
Total returns	4.96%	4.81%	6.74%	10.26%	-2.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.79 ¢	28.75 ¢	58.23 ¢
Annualized dividend rate	6.06%	6.21%	6.24%
30-day annualized yield	6.69%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.30 over the past one month, $9.29 over the past six months and $9.33 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 6.46%.

Annual Report

Fidelity Target Timeline 2003

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at a fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Annual Report

Fidelity Target Timeline 2003
Performance - continued

Cumulative Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Target Timeline 2003	4.70%	24.18%
LB Aggregate Bond	5.97%	27.86%
U.S. Treasury Strips (8/15/03 and 11/15/03)	5.51%	26.27%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on February 8, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. You can also compare the fund to the average of the total returns of U.S. Treasury Strips maturing on 8/15/03 and 11/15/03, which reflects the performance of zero-coupon bonds with maturities similar to the fund's. These benchmarks reflect reinvestment of dividends and capital gains, if any.

Average Annual Total Returns

Periods ended July 31, 2000	Past 1 year	Life of fund
Target Timeline 2003	4.70%	4.95%
LB Aggregate Bond	5.97%	5.64%
U.S. Treasury Strips (8/15/03 and 11/15/03)	5.51%	5.34%

Average annual total returns take the fund's cumulative return and show what would have happened if the fund performed at a constant rate each year.

Annual Report

Fidelity Target Timeline 2003
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Target Timeline 2003 on February 8, 1996, when the fund started. As the chart shows, by July 31, 2000, the value of the investment would be $12,418 - a 24.18% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would be $12,786 - a 27.86% increase. If $10,000 was put in U.S. Treasury Strips (8/15/03 and 11/15/03), it would be valued at $12,627 - a 26.27% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Annual Report

Fidelity Target Timeline 2003
Performance - continued

Total Return Components

	Years ended July 31,				February 8, 1996 (commencement of operations) to July 31,
	2000	1999	1998	1997	1996
Dividend returns	7.18%	6.99%	7.17%	7.29%	3.07%
Capital returns	-2.48%	-4.23%	0.83%	4.65%	-7.60%
Total returns	4.70%	2.76%	8.00%	11.94%	-4.53%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended July 31, 2000	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.62 ¢	32.85 ¢	64.77 ¢
Annualized dividend rate	7.31%	7.30%	7.12%
30-day annualized yield	6.95%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.05 over the past one month, $9.02 over the past six months and $9.10 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain expenses, the yield would have been 6.52%.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Despite facing the challenge of five interest-rate increases during the 12-month period that ended July 31, 2000, the taxable bond market - as measured by the Lehman Brothers Aggregate Bond Index - returned 5.97%. The Federal Reserve Board's tightening policy, adopted to help slow down an overheated U.S. economy and ward off inflation, made for a sometimes difficult investing environment for bonds. During the first half of the period, the brunt of the Fed's action was felt by Treasuries, as they underperformed higher-yielding investment-grade spread sectors, such as corporate bonds and mortgage and government agency securities. In January, however, the momentum turned after the Treasury announced a plan to repurchase long-term debt and curtail future issuance. Treasury prices soared in response, sending their yields lower. This shift helped the Lehman Brothers Treasury Index return 6.48% during the period. At the same time, the Lehman Brothers Credit Bond Index - a measure of corporate bond performance - and the Lehman Brothers Mortgage-Backed Securities and U.S. Agency indexes returned 4.83%, 6.43% and 5.19%, respectively. Mortgage-backed securities rallied in the spring as a result of reduced supply, slower origination and a favorable prepayment environment. Elsewhere, rising default rates caused high-yield bonds to suffer more than most bonds, as the Merrill Lynch High Yield Master II Index returned -0.57% for the 12-month period.

(Portfolio Manager photograph)
An interview with Ford O'Neil, Portfolio Manager of Fidelity Target Timeline Funds 2001 and 2003

Q. How did the funds perform, Ford?

A. For the 12 months that ended July 31, 2000, Target Timeline 2001 and 2003 returned 4.96% and 4.70%, respectively. In comparison, U.S. Treasury Strips maturing at approximately the same times as the funds (August and November 2001 and 2003) averaged 5.24% and 5.51%, respectively. The Lehman Brothers Aggregate Bond Index had a 12-month return of 5.97%. The important thing to keep in mind is that it's difficult to measure these funds on a six- or 12-month time horizon; instead, they should be measured at maturity.

Q. What factors had the most influence on performance during the past 12 months?

A. The funds faced a stiff headwind of rising interest rates throughout the period, which constrained returns. Repeated efforts by the Federal Reserve Board to tighten monetary policy, coupled with the U.S. Treasury's decision in January to use government surplus proceeds to buy back long-term debt, spawned an inverted yield curve - which results when short-term bonds offer higher yields than longer-dated issues. Long-term Treasuries soared in response, inducing wider spreads and erasing the yield advantage enjoyed by the spread sectors - namely corporate bonds and government agencies - earlier in the period. Matters only got worse for some corporates, which suffered from declining credit quality related to the increased prevalence of share buybacks and recapitalizations in old economy companies. Short-term corporates slightly lagged comparable duration Treasuries, while intermediate issues underperformed their government counterparts. The story wasn't any brighter for agency securities, which underperformed across the curve thanks to growing uncertainty surrounding the credit quality of dominant issuers Fannie Mae and Freddie Mac. The 2003 fund paid the price for holding longer-duration corporates and agencies relative to an all-Treasury index. On the other hand, the 2001 fund didn't suffer as much because the yield advantage from owning corporates and agencies - in most cases - more than offset the price declines associated with the spread widening.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What were the challenges of meeting the funds' investment objective in this environment?

A. Our goal is to generate a predictable return, slightly greater than the index net of fees, over each fund's lifetime. We typically are successful at this task when spreads are either unchanged or tightening. However, when spreads are moving in the opposite direction, we hope that our yield advantage is greater than the losses incurred by the widening. In an environment such as the past 12 months, where spreads of some of the securities we owned doubled over a very short period of time, it was difficult to keep pace with an index consisting only of Treasuries.

Q. What were some of your key strategies, and how did they play out for the funds?

A. Given the "negative event risk" that threatened the credit quality of many corporate bonds during the period, I felt the best strategy to limit the funds' downside potential was to diversify and transform many of their bigger plays into several smaller positions, while simultaneously looking to improve the overall credit quality of the portfolios. I did so within the maturity constraints of the funds. Tactical allocations into different subsectors, teamed with strong security selection, helped mitigate the effects of our overweighting in corporates relative to the index. The funds' investments in Yankee bonds - or dollar-denominated foreign government and corporate debt - helped the most, benefiting in large part from our exposure to recovering Asian economies, particularly South Korea. Having good exposure to energy and the rebound in oil prices also helped, as did many of our bank and brokerage holdings. On the flip side, tobacco and select industrial issues trended lower, detracting from fund returns.

Q. What's your outlook?

A. It remains positive. We're beginning to see signs that the economy is downshifting, which could mean that we're close to the end of the Fed's yearlong tightening cycle. If so, corporate spreads could narrow - barring any major credit problems - from their most attractive levels in over a decade. I plan to maintain the funds' emphasis on higher-quality, defensive corporates, as well as short-duration agencies, for the yield advantage they offer relative to Treasuries and their potential for capital appreciation.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: definable returns over the life of the funds by investing mainly in investment-grade quality debt securities whose average duration is approximately equal to each fund's maturity

Fund numbers: 381 (2001), 383 (2003)

Trading symbols: FTTBX (2001), FTARX (2003)

Start date: February 8, 1996

Size: as of July 31, 2000, more than $202 million, 2001 fund; more than $37 million, 2003 fund

Manager: Ford O'Neil, since 1998; manager, various Fidelity bond funds; joined Fidelity in 1990

3

Ford O'Neil reflects on the inverted Treasury yield curve:

"Historically, inversions often have been the precursor to recession, getting their spark from aggressive Fed tightening at the short end of the curve. Recently, however, we've had more of a gradual approach to tightening, but nowhere near the magnitude of what we experienced in the 1970s, 80s and early 90s - the last three times we had an inverted yield curve. I believe the environment today is starkly different. Fundamentally, economic indicators are pointing more toward a slowdown - albeit from a torrid pace - than a recession.

"So, what's really behind the inversion? The answer lies in the technicals of the market. Influenced by a growing federal budget surplus, the U.S. Treasury announced midway through the period its intent to buy back higher-yielding long-term debt and reduce future bond issuance. This action, coupled with the government's desire to reduce the average maturity of its issues, induced a strong rally at the long end of the curve. Rising short-term rates - responding to an aggressive Fed, partially influenced by a booming domestic economy - ensured the curve's inversion. As long Treasury yields have fallen, comparable corporate spreads have widened, leaving their yields relatively unchanged. This all makes for a rather unfavorable risk/reward scenario for investors such as myself who demand more yield for the extra risk associated with longer-duration securities."

  Fidelity anticipates closing Target Timeline 2001 to new accounts as of the close of business on September 25, 2000. Current shareholders will be able to make additional purchases in their existing accounts.

Annual Report

Fidelity Target Timeline 2001

Investment Changes

Quality Diversification as of July 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	60.3	42.1
Aa	7.7	10.1
A	15.0	19.3
Baa	14.7	20.9
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ® ratings.
Average Years to Maturity as of July 31, 2000
6 months ago
Years	1.2	1.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2000
6 months ago
Years	1.1	1.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Corporate Bonds 33.9%		Corporate Bonds 45.5%
	U.S. Government and Government Agency Obligations 58.0%		U.S. Government and Government Agency Obligations 39.8%
	Other Investments 3.9%		Other Investments 5.3%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 9.4%
* Foreign investments	6.3%	** Foreign investments	8.5%

Annual Report

Fidelity Target Timeline 2001

Investments July 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.9%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
AEROSPACE & DEFENSE - 0.4%
Lockheed Martin Corp. 6.85% 5/15/01	Baa3	$ 700,000	$ 697,060
BASIC INDUSTRIES - 0.7%
Chemicals & Plastics - 0.6%
Monsanto Co. 5.375% 12/1/01	A2	1,275,000	1,253,185
Paper & Forest Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Baa2	250,000	244,698
TOTAL BASIC INDUSTRIES			1,497,883
CONSTRUCTION & REAL ESTATE - 0.5%
Real Estate Investment Trusts - 0.5%
Avalon Properties, Inc. 7.375% 9/15/02	Baa1	900,000	889,956
Equity Office Properties Trust 6.375% 1/15/02	Baa1	150,000	146,927
			1,036,883
DURABLES - 1.2%
Autos, Tires, & Accessories - 1.2%
TRW, Inc.:
6.45% 6/15/01	Baa1	1,500,000	1,485,330
6.5% 6/1/02	Baa1	950,000	927,257
			2,412,587
ENERGY - 1.4%
Oil & Gas - 1.4%
Oryx Energy Co. 10% 4/1/01	Baa1	1,500,000	1,522,200
Petro-Canada yankee 8.6% 10/15/01	A3	190,000	192,022
The Coastal Corp. 8.125% 9/15/02	Baa2	1,110,000	1,124,685
			2,838,907
FINANCE - 19.8%
Banks - 7.8%
Banc One Corp. 7.25% 8/1/02	A1	500,000	499,115
Bank of New York Co., Inc.:
7.625% 7/15/02	A1	500,000	504,250
7.875% 11/15/02	A1	136,000	137,866
Bank One Corp. 6.4% 8/1/02	Aa3	300,000	294,582
BankAmerica Corp. 7.5% 10/15/02	Aa3	25,000	25,100
BanPonce Financial Corp. 7.3% 6/5/02	A3	400,000	399,132
Barclays Bank PLC yankee 5.95% 7/15/01	A1	1,000,000	994,150
Boatmens Bancshares, Inc. 9.25% 11/1/01	Aa3	1,000,000	1,023,730
Capital One Bank 6.76% 7/23/02	Baa2	500,000	489,035
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Banks - continued
Central Fidelity Banks, Inc. 8.15% 11/15/02	A1	$ 1,200,000	$ 1,220,136
Citicorp 5.625% 2/15/01	Aa3	300,000	297,564
Firstar Corp. 6.35% 7/13/01	A1	1,200,000	1,191,240
Huntington Bancshares, Inc. 7.875% 11/15/02	A3	100,000	100,487
Integra Financial Corp. 8.5% 5/15/02	A2	350,000	355,957
Kansallis-Osake-Pankki (NY Branch) yankee 10% 5/1/02	A1	705,000	733,574
Korea Development Bank:
6.625% 11/21/03	Baa2	70,000	67,423
7.125% 9/17/01	Baa2	1,090,000	1,081,912
MBNA Corp. 6.963% 9/12/02	Baa2	600,000	594,396
Mellon Financial Co. 9.25% 8/15/01	A2	557,000	567,672
National Westminster Bank PLC 9.45% 5/1/01	Aa3	1,250,000	1,270,875
NCNB Corp. 9.125% 10/15/01	Aa3	500,000	510,735
Providian National Bank 6.25% 5/7/01	Baa3	1,500,000	1,479,375
Summit Bancorp 8.625% 12/10/02	A3	250,000	254,420
US Bank NA, Minnesota:
5.25% 6/4/03	Aa3	250,000	236,105
6.35% 9/28/01	Aa3	1,000,000	990,600
Wells Fargo & Co. 6.875% 4/15/03	Aa3	160,000	158,619
Westpac Banking Corp. 7.875% 10/15/02	A1	200,000	201,894
			15,679,944
Credit & Other Finance - 8.2%
Aristar, Inc. 7.75% 6/15/01	A3	800,000	801,216
Associates Corp. of North America:
5.875% 7/15/02	Aa3	250,000	243,380
6.45% 10/15/01	Aa3	725,000	717,018
AT&T Capital Corp. 6.25% 5/15/01	A1	1,200,000	1,188,636
Chrysler Financial Corp.:
5.25% 10/22/01	A1	450,000	438,759
5.69% 11/15/01	A1	1,000,000	979,140
6.02% 4/9/01	A1	520,000	516,152
Countrywide Funding Corp. 8.25% 7/15/02	Baa1	1,250,000	1,267,850
Finova Capital Corp. 7.125% 5/1/02	Baa2	174,000	157,470
Ford Capital BV yankee 9.5% 7/1/01	A2	1,500,000	1,524,570
Ford Motor Credit Co. 5.125% 10/15/01	A2	200,000	195,380
General Electric Capital Corp. 6.33% 9/17/01	Aaa	2,000,000	1,983,000
General Motors Acceptance Corp. 5.95% 4/20/01	A2	1,000,000	989,810
Greyhound Financial Corp. 7.82% 1/27/03	Baa1	100,000	90,631
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Credit & Other Finance - continued
Household Finance Corp. 6.93% 4/11/01	A2	$ 1,500,000	$ 1,498,230
PNC Funding Corp. 6.95% 9/1/02	A2	2,000,000	1,982,920
Sanwa Business Credit Card, Inc. 7.25% 9/15/01 (b)	A1	1,000,000	1,001,620
Southwestern Bell Capital Corp. 7.36% 5/1/02	Aa3	100,000	100,528
TXU Eastern Funding 6.15% 5/15/02	Baa1	200,000	195,994
U.S. West Capital Funding, Inc. 6.875% 8/15/01	Baa1	750,000	746,100
			16,618,404
Insurance - 0.6%
Sun America, Inc. 6.58% 1/15/02	Baa1	200,000	198,944
Travelers Property Casualty Corp. 6.75% 4/15/01	A1	1,000,000	997,650
			1,196,594
Savings & Loans - 0.3%
Great Western Financial Corp. 8.6% 2/1/02	A3	100,000	101,132
Household Bank FSB 6.87% 5/15/01	A2	250,000	248,438
Long Island Savings Bank FSB 7% 6/13/02	Baa3	250,000	245,728
			595,298
Securities Industry - 2.9%
DLJ, Inc. 6% 12/1/01	A3	1,000,000	980,940
Goldman Sachs Group LP 6.2% 2/15/01	A1	1,000,000	993,720
Merrill Lynch & Co., Inc. 5.71% 1/15/02	Aa3	1,000,000	973,610
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	1,000,000	996,740
Morgan Stanley Dean Witter Discover & Co. 6.5% 3/30/01	Aa3	1,000,000	995,620
Salomon Smith Barney Holdings, Inc. 6.65% 7/15/01	Aa3	1,000,000	996,510
			5,937,140
TOTAL FINANCE			40,027,380
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
Tyco International Group SA yankee 6.125% 6/15/01	Baa1	1,500,000	1,482,045
MEDIA & LEISURE - 0.1%
Broadcasting - 0.1%
Continental Cablevision, Inc. 8.5% 9/15/01	A2	250,000	252,845
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
NONDURABLES - 1.3%
Beverages - 0.8%
Seagram JE & Sons, Inc.:
5.79% 4/15/01	Baa3	$ 1,050,000	$ 1,036,644
6.25% 12/15/01	Baa3	650,000	638,801
			1,675,445
Tobacco - 0.5%
Philip Morris Companies, Inc. 7.5% 1/15/02	A2	1,000,000	987,360
TOTAL NONDURABLES			2,662,805
RETAIL & WHOLESALE - 1.7%
General Merchandise Stores - 1.0%
Dayton Hudson Corp. 9.75% 7/1/02	A2	390,000	408,182
Federated Department Stores, Inc. 8.125% 10/15/02	Baa1	1,600,000	1,612,672
			2,020,854
Grocery Stores - 0.7%
Safeway, Inc. 7% 9/15/02	Baa2	1,500,000	1,486,875
TOTAL RETAIL & WHOLESALE			3,507,729
TECHNOLOGY - 0.1%
Computers & Office Equipment - 0.1%
Comdisco, Inc. 5.95% 4/30/02	Baa1	250,000	237,618
TRANSPORTATION - 0.7%
Air Transportation - 0.2%
Delta Air Lines, Inc. 8.5% 3/15/02	Baa3	311,000	312,922
Railroads - 0.5%
Norfolk Southern Corp. 6.875% 5/1/01	Baa1	1,000,000	994,420
TOTAL TRANSPORTATION			1,307,342
UTILITIES - 5.3%
Electric Utility - 2.0%
Commonwealth Edison Co. 7.375% 9/15/02	Baa1	1,500,000	1,495,485
Houston Industries, Inc. 9.375% 6/1/01	Baa1	1,067,000	1,078,492
Niagara Mohawk Power Corp. 9.25% 10/1/01	Baa2	500,000	507,605
Philadelphia Electric Co. 5.625% 11/1/01	Baa1	250,000	244,160
Texas Utilities Electric Co. 8.125% 2/1/02	A3	850,000	860,056
			4,185,798
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Gas - 1.9%
El Paso Energy Corp. 6.625% 7/15/01	Baa2	$ 1,200,000	$ 1,191,480
Enron Corp. 6.45% 11/15/01	Baa1	1,325,000	1,309,630
Southwest Gas Corp. 9.75% 6/15/02	Baa2	1,000,000	1,031,320
TransCanada Pipelines Ltd. 6.77% 4/30/01	A2	250,000	248,428
			3,780,858
Telephone Services - 1.4%
GTE Corp. 9.1% 6/1/03	A2	95,000	99,277
Pacific Bell 8.7% 6/15/01	Aa3	250,000	253,195
Telecomunicaciones de Puerto Rico, Inc. 6.15% 5/15/02	Baa2	885,000	863,300
WorldCom, Inc. 6.125% 8/15/01	A3	1,600,000	1,581,072
			2,796,844
TOTAL UTILITIES			10,763,500
TOTAL NONCONVERTIBLE BONDS (Cost $69,642,019)			68,724,584
U.S. Government and Government Agency Obligations - 58.0%

U.S. Government Agency Obligations - 20.4%
Federal Home Loan Bank:
5.875% 8/15/01	Aaa	1,500,000	1,485,465
5.875% 9/17/01	Aaa	40,000,000	39,581,200
Financing Corp. - coupon STRIPS 0% 5/2/01	Aaa	300,000	284,619
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			41,351,284
U.S. Treasury Obligations - 37.6%
U.S. Treasury Bonds 11.625% 11/15/02	Aaa	5,000,000	5,542,200
U.S. Treasury Notes:
5.5% 8/31/01	Aaa	65,550,000	64,894,493
7.875% 8/15/01	Aaa	5,630,000	5,709,158
TOTAL U.S. TREASURY OBLIGATIONS			76,145,851
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $118,066,844)			117,497,135
Foreign Government and Government Agency Obligations (c) - 3.4%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
British Columbia Province 5.5%, 10/30/00	Aa2	$ 1,000,000	$ 997,000
Canadian Government 6.125% 7/15/02	Aa1	400,000	394,400
Irish Republic:
7.64% 1/2/02	Aaa	210,000	212,314
yankee 8.625% 4/15/01	Aaa	85,000	85,925
Manitoba Province yankee 8% 4/15/02	Aa3	400,000	407,240
Nova Scotia Province yankee 9.375% 7/15/02	A3	1,275,000	1,326,383
Ontario Province yankee:
7.375% 1/27/03	Aa3	150,000	151,164
7.75% 6/4/02	Aa3	2,150,000	2,177,585
Quebec Province 8.69% 2/22/01	A2	1,000,000	1,007,820
Swedish Kingdom yankee 0%, 4/1/01	Aa1	174,000	166,193
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,072,010)			6,926,024
Supranational Obligations - 0.5%

African Development Bank yankee 7.7% 7/15/02 (Cost $902,477)	Aa1	875,000	884,406
Cash Equivalents - 2.3%
Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.65%, dated 7/31/00 due 8/1/00 (Cost $4,642,000)	$ 4,642,857	4,642,000
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $200,325,350)	198,674,149
NET OTHER ASSETS - 1.9%	3,943,300
NET ASSETS - 100%	$ 202,617,449
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,001,620 or 0.5% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	83.0%	AAA, AA, A	62.7%
Baa	14.7%	BBB	14.3%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other
than short-term securities, aggregated $210,700,534 and $31,984,587, respectively, of which long-term U.S. government and government agency obligations aggregated $139,540,853 and $23,998,414, respectively.

Income Tax Information

At July 31, 2000, the aggregate cost of investment securities for income tax purposes was $200,373,953. Net unrealized depreciation aggregated $1,699,804, of which $229,190 related to appreciated investment securities and $1,928,994 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $63,000 of which $26,000 and $37,000 will expire on July 31, 2005 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2001

Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $4,642,000) (cost $200,325,350) - See accompanying schedule		$ 198,674,149
Cash		438
Receivable for fund shares sold		265,150
Interest receivable		4,049,692
Total assets		202,989,429
Liabilities
Payable for fund shares redeemed	$ 170,276
Distributions payable	81,138
Accrued management fee	26,563
Other payables and accrued expenses	94,003
Total liabilities		371,980
Net Assets		$ 202,617,449
Net Assets consist of:
Paid in capital		$ 204,554,819
Undistributed net investment income		5,655
Accumulated undistributed net realized gain (loss) on investments		(291,824)
Net unrealized appreciation (depreciation) on investments		(1,651,201)
Net Assets, for 21,774,591 shares outstanding		$ 202,617,449
Net Asset Value, offering price and redemption price per share ($202,617,449 ÷ 21,774,591 shares)		$9.31

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2001
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2000
Investment Income Interest		$ 9,551,593
Security lending		7,813
Total Income		9,559,406
Expenses
Management fee	$ 624,417
Transfer agent fees	181,600
Accounting and security lending fees	62,458
Non-interested trustees' compensation	404
Custodian fees and expenses	5,263
Registration fees	93,284
Audit	26,514
Legal	3,526
Miscellaneous	62
Total expenses before reductions	997,528
Expense reductions	(491,464)	506,064
Net investment income		9,053,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(243,492)
Change in net unrealized appreciation (depreciation) on investment securities		(1,299,131)
Net gain (loss)		(1,542,623)
Net increase (decrease) in net assets resulting from operations		$ 7,510,719

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2001
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2000	Year ended July 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,053,342	$ 1,037,235
Net realized gain (loss)	(243,492)	(19,781)
Change in net unrealized appreciation (depreciation)	(1,299,131)	(356,371)
Net increase (decrease) in net assets resulting from operations	7,510,719	661,083
Distributions to shareholders from net investment income	(9,053,569)	(1,038,591)
Share transactions Net proceeds from sales of shares	214,594,635	7,318,267
Reinvestment of distributions	8,334,490	983,793
Cost of shares redeemed	(36,232,949)	(3,604,403)
Net increase (decrease) in net assets resulting from share transactions	186,696,176	4,697,657
Redemption fees	29,603	1,961
Total increase (decrease) in net assets	185,182,929	4,322,110
Net Assets
Beginning of period	17,434,520	13,112,410
End of period (including undistributed net investment income of $5,655 and $3,455, respectively)	$ 202,617,449	$ 17,434,520
Other Information Shares
Sold	22,922,349	757,745
Issued in reinvestment of distributions	895,204	102,111
Redeemed	(3,890,719)	(374,885)
Net increase (decrease)	19,926,834	484,971

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Years ended July 31,	2000	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.440	$ 9.620	$ 9.640	$ 9.400	$ 10.000
Income from Investment Operations Net investment income	.574 D	.634 D	.648 D	.690 D	.310
Net realized and unrealized gain (loss)	(.124)	(.178)	(.019)	.240	(.600)
Total from investment operations	.450	.456	.629	.930	(.290)
Less Distributions
From net investment income	(.582)	(.637)	(.649)	(.690)	(.310)
Redemption fees added to paid in capital	.002	.001	.000	.000	.000
Net asset value, end of period	$ 9.310	$ 9.440	$ 9.620	$ 9.640	$ 9.400
Total Return B, C	4.96%	4.81%	6.74%	10.26%	(2.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 202,617	$ 17,435	$ 13,112	$ 10,378	$ 6,180
Ratio of expenses to average net assets	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of expenses to average net assets after expense reductions	.35%	.35%	.35%	.34% F	.34% A, F
Ratio of net investment income to average net assets	6.23%	6.60%	6.75%	7.31%	6.93% A
Portfolio turnover rate	24%	16%	47%	97%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the period February 8, 1996 (commencement of operations) to July 31, 1996.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003

Investment Changes

Quality Diversification as of July 31, 2000
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	53.8	40.1
Aa	5.6	7.8
A	16.2	19.8
Baa	20.8	28.4
Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of July 31, 2000
6 months ago
Years	3.7	4.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2000
6 months ago
Years	3.0	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates.
If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2000 *		As of January 31, 2000 **
	Corporate Bonds 39.3%		Corporate Bonds 50.9%
	U.S. Government and Government Agency Obligations 51.9%		U.S. Government and Government Agency Obligations 38.0%
	Other Investments 2.7%		Other Investments 3.8%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	8.6%	** Foreign investments	11.8%

Annual Report

Fidelity Target Timeline 2003

Investments July 31, 2000

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.3%
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
AEROSPACE & DEFENSE - 1.3%
Defense Electronics - 1.3%
Raytheon Co. 6.5% 7/15/05	Baa2	$ 500,000	$ 474,560
BASIC INDUSTRIES - 0.4%
Paper & Forest Products - 0.4%
Fort James Corp. 6.625% 9/15/04	Baa2	150,000	142,217
CONSTRUCTION & REAL ESTATE - 1.6%
Real Estate - 0.7%
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	290,000	277,298
Real Estate Investment Trusts - 0.9%
Equity Office Properties Trust 6.5% 1/15/04	Baa1	200,000	192,080
Spieker Properties LP 6.8% 5/1/04	Baa2	150,000	144,267
			336,347
TOTAL CONSTRUCTION & REAL ESTATE			613,645
DURABLES - 0.6%
Autos, Tires, & Accessories - 0.6%
Enron Corp. Series A, 8.375% 5/23/05	Baa1	230,000	238,328
ENERGY - 0.7%
Energy Services - 0.5%
Baker Hughes, Inc. 5.8% 2/15/03	A2	200,000	191,800
Oil & Gas - 0.2%
Conoco, Inc. 5.9% 4/15/04	A3	75,000	71,865
TOTAL ENERGY			263,665
FINANCE - 21.5%
Banks - 12.1%
Bank of Montreal 6.1% 9/15/05	A1	125,000	116,584
Bank One Corp. 7.25% 8/15/04	A1	395,000	389,359
Bayerische Landesbank Gironzentrale yankee 6.375% 10/15/05	Aaa	200,000	192,648
Capital One Bank 6.375% 2/15/03	Baa2	250,000	240,363
First National Boston Corp. 8% 9/15/04	A2	325,000	328,715
First Security Corp. 7% 7/15/05	A3	375,000	364,264
First Tennessee National Corp. 6.75% 11/15/05	A3	200,000	191,804
Korea Development Bank:
6.625% 11/21/03	Baa2	10,000	9,632
7.375% 9/17/04	Baa2	225,000	218,403
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCE - continued
Banks - continued
Korea Development Bank: - continued
yankee 6.5% 11/15/02	Baa2	$ 100,000	$ 97,052
Meridian Bank Pennsylvania 6.625% 3/15/03	A1	250,000	244,300
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	150,000	142,727
Signet Bank 7.8% 9/15/06	A1	250,000	249,190
Society National Bank 7.25% 6/1/05	A1	500,000	493,650
Sovran Financial Corp. 9.25% 6/15/06	Aa2	125,000	136,289
St. George Bank Ltd. yankee 7.15% 10/15/05 (b)	Baa1	500,000	487,170
Swiss Bank Corp. 6.75% 7/15/05	Aa2	500,000	484,400
Union Planters Corp. 6.75% 11/1/05	Baa2	150,000	143,579
			4,530,129
Credit & Other Finance - 5.8%
Abbey National PLC 6.69% 10/17/05	Aa3	300,000	290,076
Associates Corp. of North America 5.75% 11/1/03	Aa3	400,000	380,324
Finova Capital Corp. 6.12% 5/28/02	Baa2	300,000	270,000
Fleet Financial Group, Inc. 7.125% 4/15/06	A3	375,000	364,890
Ford Motor Credit Co. 7.5% 6/15/03	A2	250,000	249,870
PNC Funding Corp. 7.75% 6/1/04	A3	220,000	219,749
Sears Roebuck Acceptance Corp. 6% 3/20/03	A3	70,000	67,330
Southwestern Bell Capital Corp. 7.13% 6/1/05	A2	100,000	98,569
Sprint Capital Corp. 5.7% 11/15/03	Baa1	250,000	236,535
			2,177,343
Insurance - 0.9%
Western National Corp. 7.125% 2/15/04	A2	351,000	344,528
Savings & Loans - 1.9%
H.F. Ahmanson & Co. 7.875% 9/1/04	Baa1	700,000	701,792
Securities Industry - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	A3	50,000	46,679
Morgan Stanley Dean Witter & Co. 7.125% 1/15/03	Aa3	250,000	249,185
			295,864
TOTAL FINANCE			8,049,656
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
MEDIA & LEISURE - 3.3%
Broadcasting - 0.8%
Cox Communications, Inc. 6.5% 11/15/02	Baa2	$ 200,000	$ 195,982
Time Warner, Inc. 7.75% 6/15/05	Baa3	111,000	111,935
			307,917
Entertainment - 0.5%
Viacom, Inc. 6.75% 1/15/03	Baa1	200,000	196,780
Publishing - 2.0%
News America Holdings, Inc. 8.5% 2/15/05	Baa3	710,000	731,662
TOTAL MEDIA & LEISURE			1,236,359
NONDURABLES - 1.5%
Beverages - 0.6%
Seagram JE & Sons, Inc. 6.4% 12/15/03	Baa3	250,000	241,390
Tobacco - 0.9%
Philip Morris Companies, Inc. 7% 7/15/05	A2	255,000	240,717
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	100,000	93,617
			334,334
TOTAL NONDURABLES			575,724
RETAIL & WHOLESALE - 1.0%
General Merchandise Stores - 1.0%
Dayton Hudson Corp. 7.5% 7/15/06	A2	375,000	375,600
TRANSPORTATION - 2.8%
Air Transportation - 0.4%
Delta Air Lines, Inc. 8.5% 3/15/02	Baa3	174,000	175,075
Railroads - 2.4%
Canadian National Railway Co. 7% 3/15/04	Baa2	300,000	292,506
Norfolk Southern Corp. 7.875% 2/15/04	Baa1	400,000	402,248
Union Pacific 6.34% 11/25/03	Baa3	200,000	192,940
			887,694
TOTAL TRANSPORTATION			1,062,769
UTILITIES - 4.6%
Electric Utility - 2.6%
Commonwealth Edison Co. 6.625% 7/15/03	Baa1	250,000	242,648
Niagara Mohawk Power Corp. 7.375% 8/1/03	Baa2	200,000	199,592
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
UTILITIES - continued
Electric Utility - continued
Philadelphia Electric Co.:
6.5% 5/1/03	Baa1	$ 105,000	$ 101,989
6.625% 3/1/03	Baa1	270,000	263,650
Public Service Electric & Gas Co. 6.125% 8/1/02	A3	143,000	139,801
			947,680
Gas - 2.0%
CMS Panhandle Holding Co. 6.125% 3/15/04	Baa3	100,000	94,800
Consolidated Natural Gas Co. 5.75% 8/1/03	A2	500,000	477,340
Enserch Corp. 6.25% 1/1/03	Baa2	190,000	184,251
			756,391
TOTAL UTILITIES			1,704,071
TOTAL NONCONVERTIBLE BONDS (Cost $15,290,426)			14,736,594
U.S. Government and Government Agency Obligations - 51.9%

U.S. Government Agency Obligations - 25.0%
Fannie Mae:
5.125% 2/13/04	Aaa	140,000	131,907
7% 7/15/05	Aaa	1,060,000	1,060,827
Federal Home Loan Bank:
6.25% 8/13/04	Aaa	4,500,000	4,383,990
6.75% 5/1/02	Aaa	2,000,000	1,994,680
9.5% 2/25/04	Aaa	150,000	161,462
Freddie Mac:
6.875% 1/15/05	Aaa	45,000	44,782
7% 7/15/05	Aaa	65,000	65,020
7.375% 5/15/03	Aaa	1,500,000	1,515,705
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			9,358,373
U.S. Treasury Obligations - 26.9%
U.S. Treasury Bonds:
10.75% 5/15/03	Aaa	6,700,000	7,430,697
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
10.75% 8/15/05	Aaa	$ 1,000,000	$ 1,191,090
11.75% 2/15/10 (callable)	Aaa	1,225,000	1,475,549
TOTAL U.S. TREASURY OBLIGATIONS			10,097,336
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,805,495)			19,455,709
Foreign Government and Government Agency Obligations (c) - 2.7%

Manitoba Province yankee 6.125% 1/19/04	Aa3	250,000	243,475
Ontario Province 7%, 8/4/05	Aa3	275,000	272,902
Saskatchewan Province yankee 8% 7/15/04	A2	500,000	514,700
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,073,601)			1,031,077
Cash Equivalents - 3.5%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 6.65%, dated 7/31/00 due 8/1/00 (Cost $1,316,000)	$ 1,316,243	1,316,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $37,485,522)		36,539,380
NET OTHER ASSETS - 2.6%		962,338
NET ASSETS - 100%		$ 37,501,718
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $487,170 or 1.3% of net assets.

(c) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	75.6%	AAA, AA, A	47.6%
Baa	20.8%	BBB	23.6%
Ba	0.0%	BB	0.0%
B	0.0%	B	0.0%
Caa	0.0%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other
than short-term securities, aggregated $21,163,970 and $8,384,214, respectively, of which long-term U.S. government and government agency obligations aggregated $18,429,117 and $7,549,813, respectively.

Income Tax Information

At July 31, 2000, the aggregate cost
of investment securities for income tax purposes was $37,485,522. Net unrealized depreciation aggregated $946,142, of which $34,509 related to appreciated investment securities and $980,651 related to depreciated investment securities.

At July 31, 2000, the fund had a capital loss carryforward of approximately $333,000 all of which will expire on July 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003

Financial Statements

Statement of Assets and Liabilities

	July 31, 2000
Assets
Investment in securities, at value (including repurchase agreements of $1,316,000) (cost $37,485,522) - See accompanying schedule		$ 36,539,380
Receivable for fund shares sold		261,357
Interest receivable		765,052
Receivable from investment adviser for expense reductions		1,371
Total assets		37,567,160
Liabilities
Payable for fund shares redeemed	$ 10,660
Distributions payable	19,232
Other payables and accrued expenses	35,550
Total liabilities		65,442
Net Assets		$ 37,501,718
Net Assets consist of:
Paid in capital		$ 39,052,930
Undistributed net investment income		5,416
Accumulated undistributed net realized gain (loss) on investments		(610,486)
Net unrealized appreciation (depreciation) on investments		(946,142)
Net Assets, for 4,141,274 shares outstanding		$ 37,501,718
Net Asset Value, offering price and redemption price per share ($37,501,718 ÷ 4,141,274 shares)		$9.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003
Financial Statements - continued

Statement of Operations

	Year ended July 31, 2000
Investment Income Interest		$ 2,110,401
Expenses
Management fee	$ 121,834
Transfer agent fees	43,022
Accounting fees and expenses	61,519
Non-interested trustees' compensation	82
Custodian fees and expenses	1,709
Registration fees	27,215
Audit	28,136
Legal	1,835
Miscellaneous	79
Total expenses before reductions	285,431
Expense reductions	(186,299)	99,132
Net investment income		2,011,269
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(560,622)
Change in net unrealized appreciation (depreciation) on investment securities		(33,451)
Net gain (loss)		(594,073)
Net increase (decrease) in net assets resulting from operations		$ 1,417,196

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Target Timeline 2003
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2000	Year ended July 31, 1999
Increase (Decrease) in Net Assets
Operations Net investment income	$ 2,011,269	$ 1,624,346
Net realized gain (loss)	(560,622)	(14,251)
Change in net unrealized appreciation (depreciation)	(33,451)	(1,113,533)
Net increase (decrease) in net assets resulting from operations	1,417,196	496,562
Distributions to shareholders From net investment income	(2,026,046)	(1,639,211)
From net realized gain	-	(90,269)
In excess of net realized gain	-	(15,284)
Total distributions	(2,026,046)	(1,744,764)
Share transactions Net proceeds from sales of shares	22,888,769	12,280,874
Reinvestment of distributions	1,884,618	1,671,487
Cost of shares redeemed	(10,387,122)	(8,768,624)
Net increase (decrease) in net assets resulting from share transactions	14,386,265	5,183,737
Redemption fees	7,538	4,022
Total increase (decrease) in net assets	13,784,953	3,939,557
Net Assets
Beginning of period	23,716,765	19,777,208
End of period (including undistributed net investment income of $5,416 and $13,804, respectively)	$ 37,501,718	$ 23,716,765
Other Information Shares
Sold	2,520,940	1,260,185
Issued in reinvestment of distributions	207,449	172,491
Redeemed	(1,141,001)	(907,278)
Net increase (decrease)	1,587,388	525,398

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2000	1999	1998	1997	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.290	$ 9.750	$ 9.670	$ 9.240	$ 10.000
Income from Investment Operations Net investment income	.645 D	.677 D	.670 D	.634 D	.307
Net realized and unrealized gain (loss)	(.229)	(.404)	.078	.428	(.762)
Total from investment operations	.416	.273	.748	1.062	(.455)
Less Distributions
From net investment income	(.648)	(.685)	(.670)	(.634)	(.306)
From net realized gain	-	(.043)	-	-	-
In excess of net realized gain	-	(.007)	-	-	-
Total distributions	(.648)	(.735)	(.670)	(.634)	(.306)
Redemption fees added to paid in capital	.002	.002	.002	.002	.001
Net asset value, end of period	$ 9.060	$ 9.290	$ 9.750	$ 9.670	$ 9.240
Total Return B, C	4.70%	2.76%	8.00%	11.94%	(4.53)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 37,502	$ 23,717	$ 19,777	$ 13,211	$ 6,977
Ratio of expenses to average net assets	.35% E	.35% E	.35% E	.35% E	.35% A, E
Ratio of expenses to average net assets after expense reductions	.35%	.35%	.35%	.34% F	.34% A, F
Ratio of net investment income to average net assets	7.10%	7.00%	6.92%	6.76%	6.93% A
Portfolio turnover rate	31%	18%	67%	83%	180% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the period February 8, 1996 (commencement of operations) to July 31, 1996.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2000

1. Significant Accounting Policies.

Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds) are funds of Fidelity Boston Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The target dates for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 are September 30, 2001 and 2003, respectively. On those dates, the respective funds will mature. Target Timeline 2001 is expected to close to new accounts as of the close of business of the New York Stock Exchange on September 25, 2000. Current shareholders of Target Timeline 2001 will be able to continue to purchase shares in accounts existing on that date. Target Timeline 2003's Board of Trustees anticipates closing the fund to new accounts approximately one year prior to its target date. The funds' Board of Trustees expects to liquidate each fund within one month after the fund's target date. The following summarizes the significant accounting policies of the funds:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities (other than short-term securities), is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .43% of average net assets for each fund.

Sub-Adviser Fee. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .13% and .15% of the average net assets of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

5. Interfund Lending Program.

Fidelity Target Timeline 2001 participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was

Annual Report

Notes to Financial Statements - continued

5. Interfund Lending
Program - continued

outstanding amounted to $3,793,000. The weighted average interest rate was 5.92%. Interest earned from the interfund lending program amounted to $3,118 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral(in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each fund's operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above an annual rate of

.35% of each fund's average net assets. For the period, the reimbursement reduced the expenses by $489,293 and $186,275 for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively.

FMR has directed certain portfolio trades to brokers who paid a portion of Fidelity Target Timeline 2001's expenses. For the period, the fund's expenses were reduced by $443 under this arrangement.

In addition, through an arrangement with the funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each fund's expenses. During the period, Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003's custodian fees were reduced by $1,728 and $24, respectively, under this arrangement.

8. Beneficial Interest.

At the end of the period, FMR and its affiliates was record owner of approximately 12% of the total outstanding shares of Target Timeline 2003.

Annual Report

Independent Auditors' Report

To the Board of Trustees and Shareholders of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003:

We have audited the accompanying statements of assets and liabilities of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 (the funds), each a fund of Fidelity Boston Street Trust (the Trust), including the portfolios of investments, as of July 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003 as of July 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 1, 2000

Annual Report

Distributions

A total of 45.32% and 45.17% of the dividends distributed during the fiscal year for Fidelity Target Timeline 2001 and Fidelity Target Timeline 2003, respectively, was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The funds will notify shareholders in January 2001 of amounts for use in preparing 2000 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Stanley N. Griffith,
Assistant Vice President

David L. Murphy, Vice President

Ford E. O'Neil, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

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Income Fund

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Target Timeline® 2001 & 2003

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

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Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TTI-ANN-0900 110513
1.536376.103